Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 11,526	$ 8,239	$ 31,388	$ 31,414
Tax impact of restructuring and other items	0	0	(1,453)	(969)
Provision for income taxes after restructuring and other items	$ 11,526	$ 8,239	$ 29,935	$ 30,445